Cover	Sep. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
Entity File Number	001-35095
Entity Registrant Name	UNITED COMMUNITY BANKS, INC.
Entity Central Index Key	0000857855
Entity Tax Identification Number	58-1807304
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	200 East Camperdown Way
Entity Address, City or Town	Greenville
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29601
City Area Code	800
Local Phone Number	822-2651
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1 per share
Trading Symbol	UCB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false